Share-based Compensation - Summary of Stock Options and Changes (Long Term Incentive Plans) (Detail) - Long Term Incentive Plans [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2016 | shares	10,034,650
Stock options, Granted | shares	108,419
Stock options, Exercised | shares	2,734,739
Stock options, Forfeited | shares	239,678
Stock options, Outstanding at December 31, 2016 | shares	7,168,652
Stock options, Exercisable at December 31, 2016 | shares	4,857,680
Weighted average exercise price, Outstanding at January 1, 2016 | $ / shares	$ 38.53
Weighted average exercise price, Granted | $ / shares	80.44
Weighted average exercise price, Exercised | $ / shares	32.12
Weighted average exercise price, Forfeited | $ / shares	54.81
Weighted average exercise price, Outstanding at December 31, 2016 | $ / shares	41.07
Weighted average exercise price, Exercisable at December 31, 2016 | $ / shares	$ 30.97
Weighted average remaining contractual term, Outstanding at December 31, 2016	6 years
Weighted average remaining contractual term, Exercisable at December 31, 2016	5 years 6 months
Aggregate intrinsic value, Outstanding at December 31, 2016 | $	$ 408
Aggregate intrinsic value, Exercisable at December 31, 2016 | $	$ 326